Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Supplemental Cash Flow Disclosures

NOTE 18 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Interest paid	$114,996	$123,805	$133,399
Income taxes paid	87,139	53,009	470,033

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

TDS:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Common Shares withheld (1)	—	—	11,028
Special Common Shares withheld (1)	43,580	26,999	44,873

Aggregate value of Common Shares withheld	$—	$—	$559
Aggregate value of Special Common Shares withheld	1,348	811	1,575

Cash receipts upon exercise of stock options	$1,657	$1,630	$2,628
Cash disbursements for payment of taxes (2)	(1,348)	(811)	(1,219)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$309	$819	$1,409

U.S. Cellular:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Common Shares withheld (1)	310,388	200,025	368,231

Aggregate value of Common Shares withheld	$13,527	$7,622	$20,055

Cash receipts upon exercise of stock options	$3,574	$1,572	$3,588
Cash disbursements for payment of taxes (2)	(3,065)	(1,654)	(5,876)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$509	$(82)	$(2,288)

(1)       Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

(2)       In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.